Note 6 - Inventories - Summary of Inventories (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Raw materials	$ 1,103,638	$ 1,084,030
Work in process	1,871,388	1,828,492
Finished goods	600,937	737,917
Total inventories	$ 3,575,963	$ 3,650,439	[1]

[1]	The March 31, 2018 Balance Sheet is derived from the audited financial statements contained in our Annual Report on Form 10-K for the fiscal year ended March 31, 2018.